Rockefeller Climate Solutions Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 96 .93%
Building Products — 7 .91%
A. O. Smith Corp. 24,501 $ 1,776,322
AZEK Co., Inc. (a) 36,480 1,240,685
Cie de Saint-Gobain 34,650 2,254,061
Geberit AG 1,884 975,050
6,246,118
Capital Markets — 1 .85%
StoneX Group, Inc. (a) 15,574 1,462,087
Chemicals — 3 .94%
Air Products and Chemicals, Inc. 7,154 2,113,936
DSM-Firmenich AG 10,138 937,776
Ginkgo Bioworks Holdings, Inc. (a) 24,083 56,354
3,108,066
Commercial Services & Supplies — 3 .86%
Rentokil Initial PLC 202,749 1,543,625
Tetra Tech, Inc. 9,582 1,507,728
3,051,353
Construction & Engineering — 4 .09%
MasTec, Inc. (a) 13,555 1,348,587
Stantec, Inc. 28,139 1,879,682
3,228,269
Diversified Telecommunication Services — 1 .44%
Iridium Communications, Inc. 23,251 1,138,136
Electric Utilities — 2 .87%
SSE PLC 110,321 2,267,005
Electrical Equipment — 7 .44%
Array Technologies, Inc. (a) 33,670 837,373
Atkore, Inc. (a) 11,054 1,701,984
Schneider Electric SE 13,046 2,236,197
Vestas Wind Systems AS (a) 47,612 1,100,081
5,875,635
Electronic Equipment, Instruments & Components — 11 .21%
Badger Meter, Inc. 15,967 2,651,799
Halma PLC 47,980 1,300,664
TE Connectivity Ltd. 9,474 1,254,263
Teledyne Technologies, Inc. (a) 3,776 1,579,501
Trimble, Inc. (a) 37,622 2,061,310
8,847,537

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 96.93% (Continued)
Food Products — 5 .59%
Bakkafrost P/F 35,539 $ 1,790,640
Darling Ingredients, Inc. (a) 42,437 2,620,909
4,411,549
Hotels, Restaurants & Leisure — 1 .03%
Sweetgreen, Inc. (a) 56,720 814,499
Independent Power & Renewable Electricity Producers — 3 .35%
Brookfield Renewable Corp. 56,105 1,568,135
Sunnova Energy International, Inc. (a) 77,347 1,075,897
2,644,032
Industrial Conglomerates — 1 .91%
Hitachi Ltd. 22,700 1,508,693
Life Sciences Tools & Services — 9 .36%
Agilent Technologies, Inc. 13,849 1,676,698
Danaher Corp. 13,420 3,556,300
Eurofins Scientific SE (a) 20,592 1,267,494
Thermo Fisher Scientific, Inc. 1,596 889,132
7,389,624
Machinery — 14 .52%
ATS Corp. (a) 30,272 1,358,118
Kubota Corp. 83,100 1,337,371
Mueller Industries, Inc. 36,930 2,849,519
Mueller Water Products, Inc. 85,370 1,205,424
Pentair PLC 25,126 1,765,353
Timken Co. 21,257 1,624,460
Xylem, Inc./NY 12,821 1,327,486
11,467,731
Multi-Utilities — 1 .60%
WEC Energy Group, Inc. 15,006 1,262,305
Professional Services — 9 .10%
Arcadis NV 36,153 1,692,180
Bureau Veritas SA 104,602 2,802,094
Verisk Analytics, Inc. 11,101 2,688,884
7,183,158
Software — 4 .59%
ANSYS, Inc. (a) 4,406 1,404,941
Bentley Systems, Inc. 22,445 1,120,230
Roper Technologies, Inc. 2,210 1,102,923
3,628,094

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive property of MSCI,
Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
COMMON STOCKS — 96.93% (Continued)
Water Utilities — 1 .27%
American Water Works Co., Inc. 7,237 $ 1,004,061
TOTAL COMMON STOCKS (Cost $76,043,368) 76,537,952
REAL ESTATE INVESTMENT TRUSTS — 0 .96%
Mortgage Real Estate Investment Trusts (REITs) — 0 .96%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 33,887 758,052
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,696,258) 758,052
MONEY MARKET FUNDS — 1 .92%
Invesco Government & Agency Portfolio - Institutional Class,
5.251% (b) 1,513,952 1,513,952
TOTAL MONEY MARKET FUNDS (Cost $1,513,952) 1,513,952
Total Investments (Cost $79,253,578) — 99.81% 78,809,956
Other Assets in Excess of Liabilities — 0.19% 151,702
TOTAL NET ASSETS — 100.00% $ 78,961,658
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of August 31, 2023.

Notes to Schedule of Investments
August 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:
Rockefeller Climate Solutions Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 53,525,021 $ 23,012,931 $ – $ 76,537,952
Real Estate Investment Trusts 758,052 – – 758,052
Total Equity Securities 54,283,073 23,012,931 – 77,296,004
Money Market Funds 1,513,952 – – 1,513,952
Total Investments in Securities $ 55,797,025 $ 23,012,931 $ – $ 78,809,956
(1) See the Schedule of Investments for industry classifications.